Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed maturities, amortized cost	$ 43,794.2	$ 35,589.1
Short-term investments, amortized cost	942.6	5,218.5
Nonredeemable preferred stocks, cost	1,571.8	1,333.7
Equity Securities Common Equities Cost	1,264.1	1,212.3
Premium receivable, allowance for credit loss	280.4	356.2
Property and equipment, accumulated depreciation	1,407.4	1,291.4
Intangible assets, accumulated amortization	$ 383.8	$ 326.1
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,600,000	797,500,000
Common Shares, treasury shares (shares)	213,200,000	212,300,000
Serial Preferred Stock
Preferred shares, authorized (in shares)	20,000,000.0	20,000,000.0
Series B Preferred Stock | Serial Preferred Stock
Preferred shares, authorized (in shares)	500,000	500,000
Preferred stock, par value	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred shares, issued (in shares)	500,000	500,000
Preferred Stock, Shares Outstanding	500,000	500,000